UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

MFG Funds, Inc.
(Exact name of registrant as specified in charter)

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Address of principal executive offices) (Zip code)

Charles S. Thompson II

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Name and address of agent for service)

(847) 509-9860

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

MFG Global Sustainable Fund
Institutional Class | FMSGX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.80%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$32,332,599
Number of Holdings	28
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Financials	17.1%
Information Technology	17.1%
Consumer Discretionary	17.1%
Consumer Staples	16.3%
Communication Services	10.9%
Health Care	8.3%
Real Estate	4.0%
Utilities	3.0%
Industrials	2.0%
Cash & Other	4.2%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.6%
Nestle SA	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Mastercard, Inc.	4.7%
Meta Platforms, Inc.	4.4%
American Tower Corp.	4.0%
SAP SE	4.0%
Alphabet, Inc.	3.9%
Yum! Brands, Inc.	3.5%

Top Ten Countries	(%)
United States	66.0%
Germany	7.0%
Switzerland	6.0%
Taiwan, Province of China	5.2%
United Kingdom	4.9%
Netherlands	2.7%
Hong Kong	2.0%
Spain	2.0%
Cash & Other	4.2%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
MFG Global Sustainable Fund	PAGE 1	TSR-SAR-35908Y773

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Global Sustainable Fund	PAGE 2	TSR-SAR-35908Y773

MFG Global Sustainable Fund
Service Class | FMSRX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$32,332,599
Number of Holdings	28
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Financials	17.1%
Information Technology	17.1%
Consumer Discretionary	17.1%
Consumer Staples	16.3%
Communication Services	10.9%
Health Care	8.3%
Real Estate	4.0%
Utilities	3.0%
Industrials	2.0%
Cash & Other	4.2%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.6%
Nestle SA	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Mastercard, Inc.	4.7%
Meta Platforms, Inc.	4.4%
American Tower Corp.	4.0%
SAP SE	4.0%
Alphabet, Inc.	3.9%
Yum! Brands, Inc.	3.5%

Top Ten Countries	(%)
United States	66.0%
Germany	7.0%
Switzerland	6.0%
Taiwan, Province of China	5.2%
United Kingdom	4.9%
Netherlands	2.7%
Hong Kong	2.0%
Spain	2.0%
Cash & Other	4.2%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
MFG Global Sustainable Fund	PAGE 1	TSR-SAR-35908Y765

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Global Sustainable Fund	PAGE 2	TSR-SAR-35908Y765

MFG Core Infrastructure Fund
Institutional Class | FMGIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$26	0.50%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$147,743,831
Number of Holdings	90
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Integrated Power	27.4%
Transmission & Distribution	20.5%
Toll Roads	12.0%
Airports	10.6%
Energy Infrastructure	8.2%
Communications	7.0%
Gas Utilities	6.6%
Water Utilities	5.5%
Cash & Other	2.2%

Top 10 Issuers	(%)
Aena SME SA	3.1%
Vinci SA	3.1%
Ferrovial SE	3.1%
National Grid PLC	3.1%
TC Energy Corp.	3.0%
Transurban Group	3.0%
Enbridge, Inc.	3.0%
Fortis, Inc.	2.9%
Hydro One Ltd.	2.6%
Cellnex Telecom SA	2.6%

Top Ten Countries	(%)
United States	38.6%
Canada	15.4%
Spain	10.3%
Italy	7.1%
United Kingdom	6.7%
France	5.7%
Australia	4.5%
Mexico	3.4%
Belgium	1.6%
Cash & Other	6.7%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
MFG Core Infrastructure Fund	PAGE 1	TSR-SAR-35908Y807

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Core Infrastructure Fund	PAGE 2	TSR-SAR-35908Y807

MFG Core Infrastructure Fund
Service Class | FCIVX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$147,743,831
Number of Holdings	90
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Integrated Power	27.4%
Transmission & Distribution	20.5%
Toll Roads	12.0%
Airports	10.6%
Energy Infrastructure	8.2%
Communications	7.0%
Gas Utilities	6.6%
Water Utilities	5.5%
Cash & Other	2.2%

Top 10 Issuers	(%)
Aena SME SA	3.1%
Vinci SA	3.1%
Ferrovial SE	3.1%
National Grid PLC	3.1%
TC Energy Corp.	3.0%
Transurban Group	3.0%
Enbridge, Inc.	3.0%
Fortis, Inc.	2.9%
Hydro One Ltd.	2.6%
Cellnex Telecom SA	2.6%

Top Ten Countries	(%)
United States	38.6%
Canada	15.4%
Spain	10.3%
Italy	7.1%
United Kingdom	6.7%
France	5.7%
Australia	4.5%
Mexico	3.4%
Belgium	1.6%
Cash & Other	6.7%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
MFG Core Infrastructure Fund	PAGE 1	TSR-SAR-35908Y849

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Core Infrastructure Fund	PAGE 2	TSR-SAR-35908Y849

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MFG Funds, Inc.
MFG Global Sustainable Fund
MFG Core Infrastructure Fund
Semi-Annual Financial Statements and Additional Information
December 31, 2025 (Unaudited)

MFG GLOBAL SUSTAINABLE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Germany - 7.0%
adidas AG	4,996	$988,637
SAP SE	5,267	1,279,714
		2,268,351
Hong Kong - 2.0%
AIA Group Ltd.	63,858	657,296
Netherlands - 2.7%
The Magnum Ice Cream Co. NV(a)	2,138	34,218
Universal Music Group NV	31,559	822,737
		856,955
Spain - 2.0%
Aena SME SA	23,374	653,089
Switzerland - 6.0%
Nestle SA	19,495	1,935,057
Taiwan, Province of China - 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,562	1,690,236
United Kingdom - 4.9%
Reckitt Benckiser Group PLC	11,866	960,185
Unilever PLC	9,504	621,843
		1,582,028
United States - 66.0%(b)
Alphabet, Inc. - Class C	4,026	1,263,359
Amazon.com, Inc.(a)	10,624	2,452,232
American Tower Corp.	7,303	1,282,188
Booking Holdings, Inc.	179	958,604
Dollar General Corp.	8,215	1,090,706
Eversource Energy	14,641	985,778
Intercontinental Exchange, Inc.	6,289	1,018,566

	Shares	Value
Mastercard, Inc. - Class A	2,683	$1,531,671
Meta Platforms, Inc. - Class A	2,162	1,427,115
Microsoft Corp.	5,305	2,565,604
Mondelez International, Inc. - Class A	11,665	627,927
S&P Global, Inc.	1,310	684,593
Thermo Fisher Scientific, Inc.	1,094	633,918
U.S. Bancorp	18,384	980,970
UnitedHealth Group, Inc.	3,397	1,121,384
Visa, Inc. - Class A	1,907	668,804
Yum! Brands, Inc.	7,426	1,123,405
Zimmer Biomet Holdings, Inc.	10,283	924,647
		21,341,471
TOTAL COMMON STOCKS (Cost $21,177,845)		30,984,483
TOTAL INVESTMENTS - 95.8% (Cost $21,177,845)		$30,984,483
Money Market Deposit Account - 3.7%(c)		1,199,077
Other Assets in Excess of Liabilities - 0.5%		149,039
TOTAL NET ASSETS - 100.0%		$32,332,599

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

Sector Classification as of December 31, 2025

	Value	(% of Net Assets)
Financials	$5,541,900	17.1%
Information Technology	5,535,554	17.1
Consumer Discretionary	5,522,878	17.1
Consumer Staples	5,269,936	16.3
Communication Services	3,513,211	10.9
Health Care	2,679,949	8.3
Real Estate	1,282,188	4.0
Utilities	985,778	3.0
Industrials	653,089	2.0
Total Common Stocks	30,984,483	95.8
Money Market Deposit Account	1,199,077	3.7
Other Assets in Excess of Liabilities	149,039	0.5
	$32,332,599	100.0%

The accompanying notes are an integral part of these financial statements.

1

MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 4.5%
APA Group	223,504	$1,335,487
Atlas Arteria Ltd.	236,905	770,543
Transurban Group	472,457	4,471,156
		6,577,186
Belgium - 1.6%
Elia Group SA/NV	18,260	2,349,745
Canada - 15.4%
Algonquin Power & Utilities Corp.	110,368	678,668
Brookfield Renewable Corp.	20,500	786,365
Canadian Utilities Ltd. - Class A	31,075	967,422
Emera, Inc.	48,083	2,369,556
Enbridge, Inc.	92,565	4,429,470
Fortis, Inc.	82,383	4,283,160
Hydro One Ltd.(a)	96,371	3,836,444
South Bow Corp.	32,304	888,475
TC Energy Corp.	81,776	4,503,027
		22,742,587
Chile - 0.3%
Aguas Andinas SA - Class A	1,107,574	453,486
France - 5.7%
Aeroports de Paris SA	16,540	2,158,398
Getlink SE	93,505	1,726,010
Vinci SA	32,226	4,533,648
		8,418,056
Germany - 0.9%
Fraport AG Frankfurt Airport Services Worldwide(a)	15,796	1,291,679
Italy - 7.1%
ACEA SpA	36,135	936,174
Enav SpA(a)	88,516	489,173
Italgas SpA	171,647	1,914,479
Snam SpA	554,968	3,687,688
Terna - Rete Elettrica Nazionale	330,529	3,516,395
		10,543,909
Mexico - 3.4%
Grupo Aeroportuario del Centro Norte SAB de CV	57,069	774,611
Grupo Aeroportuario del Pacifico SAB de CV - Class B	70,035	1,831,897
Grupo Aeroportuario del Sureste SAB de CV - Class B	46,620	1,503,956
Promotora y Operadora de Infraestructura SAB de CV	66,137	981,468
		5,091,932
Netherlands - 0.6%
Koninklijke Vopak NV	21,220	945,552

	Shares	Value
New Zealand - 1.5%
Auckland International Airport Ltd.	289,267	$1,386,197
Chorus Ltd.	70,180	380,100
Vector Ltd.	164,315	462,633
		2,228,930
Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	116,835	441,576
Spain - 10.3%
Aena SME SA(a)	163,332	4,563,632
Cellnex Telecom SA(a)	118,252	3,807,906
Enagas SA	46,755	722,549
Ferrovial SE	69,668	4,513,833
Redeia Corp. SA	91,189	1,625,603
		15,233,523
Switzerland - 1.1%
Flughafen Zurich AG	5,129	1,623,658
United Kingdom - 6.0%
National Grid PLC	294,201	4,512,580
Pennon Group PLC	79,280	561,896
Severn Trent PLC	50,643	1,901,692
United Utilities Group PLC	114,777	1,844,050
		8,820,218
United States - 38.6%(b)
Alliant Energy Corp.	14,761	959,613
Ameren Corp.	14,820	1,479,925
American Electric Power Co., Inc.	25,860	2,981,917
American States Water Co.	1,774	128,580
American Tower Corp.	16,321	2,865,478
American Water Works Co., Inc.	11,022	1,438,371
Atmos Energy Corp.	8,973	1,504,144
Avista Corp.	4,778	184,144
Black Hills Corp.	4,021	279,138
California Water Service Group	2,780	120,457
CenterPoint Energy, Inc.	36,876	1,413,826
Chesapeake Utilities Corp.	872	108,791
CMS Energy Corp.	16,100	1,125,873
Consolidated Edison, Inc.	20,354	2,021,559
Crown Castle, Inc.	24,603	2,186,469
Dominion Energy, Inc.	46,966	2,751,738
DTE Energy Co.	11,724	1,512,161
Duke Energy Corp.	23,584	2,764,281
Entergy Corp.	24,257	2,242,074
Essential Utilities, Inc.	16,107	617,865
Evergy, Inc.	12,224	886,118
Eversource Energy	20,756	1,397,501
Exelon Corp.	56,727	2,472,730
FirstEnergy Corp.	31,031	1,389,258
H2O America	2,715	133,008

The accompanying notes are an integral part of these financial statements.

2

MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
IDACORP, Inc.	3,129	$396,006
MGE Energy, Inc.	2,060	161,545
Middlesex Water Co.	1,181	59,546
NextEra Energy, Inc.	38,220	3,068,302
NiSource, Inc.	24,837	1,037,193
Northwest Natural Holding Co.	1,850	86,469
Northwestern Energy Group, Inc.	3,184	205,495
OGE Energy Corp.	10,058	429,477
ONE Gas, Inc.	3,054	235,921
Pinnacle West Capital Corp.	6,769	600,410
Portland General Electric Co.	5,913	283,765
PPL Corp.	41,539	1,454,696
Public Service Enterprise Group, Inc.	28,038	2,251,451
SBA Communications Corp.	6,070	1,174,120
Sempra	31,691	2,797,998
Spire, Inc.	3,329	275,308
The Southern Co.	34,252	2,986,774
TXNM Energy, Inc.	4,945	291,162
WEC Energy Group, Inc.	17,932	1,891,109
Xcel Energy, Inc.	32,408	2,393,655
		57,045,421
TOTAL COMMON STOCKS (Cost $104,119,846)		143,807,458

	Shares	Value
CLOSED-END FUNDS - 1.2%
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	84,522	$659,963
United Kingdom - 0.7%
HICL Infrastructure PLC	336,553	527,100
International Public Partnerships Ltd.	316,036	532,600
		1,059,700
TOTAL CLOSED-END FUNDS (Cost $1,786,334)		1,719,663
TOTAL INVESTMENTS - 98.5% (Cost $105,906,180)		$145,527,121
Money Market Deposit Account - 0.7%(c)		1,068,396
Other Assets in Excess of Liabilities - 0.8%		1,148,314
TOTAL NET ASSETS - 100.0%		$147,743,831

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

Sector Classification as of December 31, 2025

	Value	(% of Net Assets)
Integrated Power	$40,439,603	27.4%
Transmission & Distribution	30,293,898	20.5
Toll Roads	16,996,658	11.5
Airports	15,623,201	10.6
Energy Infrastructure	12,102,011	8.2
Communications	10,414,073	7.0
Gas Utilities	9,742,889	6.6
Water Utilities	8,195,125	5.5
Total Common Stocks	143,807,458	97.3
Social	1,059,700	0.7
Toll Roads	659,963	0.5
Total Closed-End Funds	1,719,663	1.2
Money Market Deposit Account	1,068,396	0.7
Other Assets in Excess of Liabilities	1,148,314	0.8
	$ 147,743,831	100.0%

The accompanying notes are an integral part of these financial statements.

3

MFG Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
ASSETS:
Investments at cost	$ 21,177,845	$105,906,180
Foreign currency at cost	$58,898	$615,656
Investments at value	$30,984,483	$145,527,121
Foreign currency at value	58,682	625,751
Cash and cash equivalents	1,199,077	1,068,396
Dividends and interest receivable	36,958	436,607
Receivable from Adviser	27,592	—
Dividend tax reclaim receivable	44,494	161,515
Prepaid expenses and other assets	30,893	31,940
Total assets	32,382,179	147,851,330
LIABILITIES:
Payable to Adviser	—	14,779
Accrued shareholder servicing fees	2,333	4,320
Accrued expenses	47,247	88,400
Total liabilities	49,580	107,499
NET ASSETS	$ 32,332,599	$147,743,831
Net Assets Consist of:
Paid in capital	$22,438,502	$111,160,772
Total distributable earnings	9,894,097	36,583,059
Net assets	$ 32,332,599	$147,743,831
CAPITAL STOCK, $0.01 PAR VALUE
Institutional Class
Net Assets	$19,769,252	$138,629,882
Authorized	50,000,000	50,000,000
Issued and Outstanding	1,203,756	10,670,557
Net Asset Value, Redemption Price and Offering Price Per Share	$16.42	$12.99
CAPITAL STOCK, $0.01 PAR VALUE
Service Class
Net Assets	$12,563,347	$9,113,949
Authorized	50,000,000	50,000,000
Issued and Outstanding	764,615	699,503
Net Asset Value, Redemption Price and Offering Price Per Share	$16.43	$13.03

The accompanying notes are an integral part of these financial statements.

4

MFG Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$224,523(1)	$2,017,060(2)
Total investment income	224,523	2,017,060
EXPENSES:
Investment advisory fees	130,514	326,414
Legal fees	63,144	72,860
Directors’ fees and related expenses	49,154	49,153
Fund administration and accounting fees	22,415	44,378
Federal and state registration fees	20,103	22,854
Transfer agent fees	11,914	27,247
Audit and tax fees	9,991	15,108
Reports to shareholders	8,847	12,106
Custody fees	6,686	21,325
Shareholder servicing fees	6,294	5,674
Other	4,562	12,567
Total expenses before waiver	333,624	609,686
Waiver and reimbursement of expenses by Adviser	(196,424)	(277,597)
Net expenses	137,200	332,089
Net investment income	87,323	1,684,971
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,043,337	1,244,792
Foreign currency transactions	(42)	(41,503)
Change in net unrealized appreciation/depreciation on:
Investments	36,165	3,829,611
Foreign currency translation	(2,587)	15,701
Net realized and unrealized gain on investments	2,076,873	5,048,601
Net Increase in Net Assets Resulting from Operations	$ 2,164,196	$6,733,572

(1)	Net of $3,744 in foreign withholding taxes.
(2)	Net of $114,252 in foreign withholding taxes.
The accompanying notes are an integral part of these financial statements.

5

MFG Funds
STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$87,323	$283,824	$1,684,971	$5,834,783
Net realized gain (loss) on:
Investments	2,043,337	3,047,727	1,244,792	96,888,056
Foreign currency transactions	(42)	3,462	(41,503)	(99,229)
Change in net unrealized appreciation/ depreciation on:
Investments	36,165	2,336,822	3,829,611	(39,206,405)
Foreign currency translation	(2,587)	5,757	15,701	33,175
Net increase in net assets resulting from operations	2,164,196	5,677,592	6,733,572	63,450,380
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,622,934)	(888,045)	(33,553,372)	(24,510,111)
Service Class	(1,065,735)	(629,633)	(2,548,782)	(12,748,229)
Decrease in net assets resulting from distributions paid	(2,688,669)	(1,517,678)	(36,102,154)	(37,258,340)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	—	—	64,303,811	13,985,453
Service Class	171,907	1,186,577	435,653	2,718,637
Shares issued to holders in reinvestment of distributions:
Institutional Class	1,592,421	861,639	32,973,420	22,116,818
Service Class	447,654	236,052	1,742,742	10,567,857
Shares redeemed:
Institutional Class	—	—	(4,356,545)	(284,983,569)
Service Class	(1,460,287)	(2,634,614)	(5,026,213)	(119,266,284)
Redemption fees:
Institutional Class	165	—	1,628	2,800
Service Class	115	—	185	1,432
Net increase (decrease) in net assets resulting from capital share transactions	751,975	(350,346)	90,074,681	(354,856,856)
Total increase (decrease) in net assets	227,502	3,809,568	60,706,099	(328,664,816)
NET ASSETS:
Beginning of Period	32,105,097	28,295,529	87,037,732	415,702,548
End of Period	$ 32,332,599	$32,105,097	$147,743,831	$87,037,732
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	—	—	3,934,846	849,083
Service Class	10,126	76,488	26,272	154,315
Shares issued to holders in reinvestment of distributions:
Institutional Class	96,917	57,572	2,536,094	1,479,769
Service Class	27,259	15,791	133,631	715,008
Shares redeemed:
Institutional Class	—	—	(283,070)	(16,123,607)
Service Class	(85,856)	(172,151)	(316,989)	(7,173,877)
Net increase (decrease) in shares outstanding	48,446	(22,300)	6,030,784	(20,099,309)

The accompanying notes are an integral part of these financial statements.

6

MFG Global Sustainable Fund
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.72	$14.57	$12.06	$10.15	$12.70	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(1)	0.16(1)	0.16	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.10	2.83	2.47	1.89	(2.16)	2.24
Total income (loss) from investment operations	1.15	2.99	2.63	1.97	(2.11)	2.30
LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.16)	(0.12)	(0.06)	(0.05)	(0.03)
From net realized gain on investments	(1.28)	(0.68)	—	—	(0.39)	—
Total distributions	(1.45)	(0.84)	(0.12)	(0.06)	(0.44)	(0.03)
Redemption fees retained	—(2)	—	—	—(2)	—(2)	—(2)
Net asset value, end of period	$16.42	$16.72	$14.57	$12.06	$10.15	$12.70
Total return	6.97%(3)	21.25%	21.81%	19.63%	(17.37)%	22.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,769	$18,509	$15,291	$12,559	$11,663	$12,851
Ratio of expenses to average net assets
Before waivers and reimbursements	2.00%(4)	2.13%	1.87%	1.50%	1.45%	2.03%
Net of waivers and reimbursements	0.80%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.62%)(4)	(0.29)%	0.12%	0.01%	(0.20)%	(0.74)%
Net of waivers and reimbursements	0.58%(4)	1.04%	1.19%	0.71%	0.45%	0.49%
Portfolio turnover rate(5)	27%(3)	55%	43%	49%	40%	29%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

7

MFG Global Sustainable Fund
FINANCIAL HIGHLIGHTS
SERVICE CLASS
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2021(1)
		2025	2024	2023	2022
Net asset value, beginning of period	$16.72	$14.56	$12.05	$10.15	$12.70	$11.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(2)	0.14(2)	0.14(2)	0.07	0.05(2)	0.07
Net realized and unrealized gain (loss) on investments	1.10	2.83	2.47	1.89	(2.17)	1.20
Total income (loss) from investment operations	1.14	2.97	2.61	1.96	(2.12)	1.27
LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.13)	(0.10)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(1.28)	(0.68)	––	––	(0.39)	––
Total distributions	(1.43)	(0.81)	(0.10)	(0.06)	(0.43)	(0.03)
Redemption fees retained	—(3)	—	—	—(3)	—(3)	—(3)
Net asset value, end of period	$16.43	$16.72	$14.56	$12.05	$10.15	$12.70
Total return	6.93% (4)	21.13%	21.76%	19.36%	(17.41)%	11.07% (4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,563	$13,597	$13,005	$19,145	$22,655	$17,562
Ratio of expenses to average net assets
Before waivers and reimbursements	2.10%(5)	2.22%	1.94%	1.60%	1.55%	1.90%(5)
Net of waivers and reimbursements	0.90%(5)	0.90%	0.90%	0.90%	0.90%	0.90%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.74%)(5)	(0.41)%	0.00%(6)	(0.13)%	(0.27)%	(0.23)%(5)
Net of waivers and reimbursements	0.46%(5)	0.91%	1.04%	0.57%	0.38%	0.77%(5)
Portfolio turnover rate(7)	27%(4)	55%	43%	49%	40%	29%(4)

(1)	Commenced operations on October 20, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than 0.01%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

8

MFG Core Infrastructure Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.30	$16.34	$17.35	$18.50	$18.43	$16.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21(1)	0.43(1)	0.58	0.49(1)	0.49(1)	0.46
Net realized and unrealized gain (loss) on investments	0.52	3.32	(0.74)	(0.60)	0.13	2.09
Total income (loss) from investment operations	0.73	3.75	(0.16)	(0.11)	0.62	2.55
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.63)	(0.58)	(0.48)	(0.55)	(0.46)
From net realized gain on investments	(3.88)	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(4.04)	(3.79)	(0.85)	(1.04)	(0.55)	(0.46)
Redemption fees retained(2)	––	—	—	—	—	—
Net asset value, end of period	$12.99	$16.30	$16.34	$17.35	$18.50	$18.43
Total return	4.70% (3)	26.24%	(0.89)%	(0.60)%	3.33%	15.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$138,630	$73,050	$298,570	$312,651	$397,226	$523,439
Ratio of expenses to average net assets
Before waivers and reimbursements	0.92%(4)	0.78%	0.64%	0.60%	0.57%	0.58%(5)
Net of waivers and reimbursements	0.50%(4)	0.50%	0.50%	0.50%	0.50%	0.50%(5)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.19%(4)	2.24%	3.37%	2.67%	2.51%	2.52%(6)
Net of waivers and reimbursements	2.61%(4)	2.52%	3.51%	2.77%	2.58%	2.60%(6)
Portfolio turnover rate(7)	8%(3)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.58%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.50%.

(6)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.52%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.60%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

9

MFG Core Infrastructure Fund
FINANCIAL HIGHLIGHTS
Service Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.33	$16.36	$17.38	$18.54	$18.48	$16.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18(1)	0.42(1)	0.54(1)	0.46	0.49	0.43
Net realized and unrealized gain (loss) on investments	0.55	3.32	(0.71)	(0.59)	0.10	2.11
Total income (loss) from investment operations	0.73	3.74	(0.17)	(0.13)	0.59	2.54
LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.61)	(0.58)	(0.47)	(0.53)	(0.44)
From net realized gain on investments	(3.88)	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(4.03)	(3.77)	(0.85)	(1.03)	(0.53)	(0.44)
Redemption fees retained(2)	––	—	—	—	—	—
Net asset value, end of period	$13.03	$16.33	$16.36	$17.38	$18.54	$18.48
Total return	4.70% (3)	26.08%	(0.98)%	(0.70)%	3.16%	15.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,114	$13,988	$117,133	$176,020	$293,686	$251,308
Ratio of expenses to average net assets
Before waivers and reimbursements	1.04%(4)	0.87%	0.73%	0.70%	0.67%	0.68%(5)
Net of waivers and reimbursements	0.60%(4)	0.60%	0.60%	0.60%	0.60%	0.60%(5)
Ratio of net investment income to average net assets	.
Before waivers and reimbursements	1.79%(4)	2.20%	3.13%	2.47%	2.50%	2.46%(6)
Net of waivers and reimbursements	2.24%(4)	2.47%	3.26%	2.57%	2.57%	2.54%(6)
Portfolio turnover rate(5)	8%(3)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.68%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.60%.

(6)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.46%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.54%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

10

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
1. ORGANIZATION
MFG Funds, Inc., formerly known as Frontier Funds, Inc. (the “Company”), was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series (each, a “Fund,” or collectively, the “Funds”), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of the MFG Global Sustainable Fund (formerly, the Frontier MFG Global Sustainable Fund) (the “Sustainable Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) (the “Core Fund”) is long-term capital appreciation. The Sustainable Fund is a non-diversified fund and the Core Fund is a diversified fund. The Funds offer two different classes of shares: Institutional Class shares and Service Class shares. Institutional Class and Service Class shares have different shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting an individual class.
A summary of each Fund’s investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations of the Fund
Sustainable Fund(a)	Magellan Investment Partners North America, Inc. (formerly Frontegra Asset Management, Inc.) (“MIPNA” or the “Adviser”)	Magellan Asset Management Limited dba Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners” or the “Subadviser”)	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund(a)	MIPNA	Magellan Investment Partners	Multi-Class • Institutional • Service Class	Jan. 18, 2012

(a)	A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation. Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on

11

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”), subject to oversight by the Board, pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –
Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –
Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The following is a summary of the Funds’ investments by the inputs used to value the investments as of December 31, 2025:
Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$23,065,925	$7,918,558	$—	$30,984,483
Total Investments in Securities	$23,065,925	$7,918,558	$—	$30,984,483

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$84,879,940	$58,927,518	$—	$143,807,458
Closed-End Funds	—	1,719,663	—	1,719,663
Total Investments in Securities	$84,879,940	$60,647,181	$—	$145,527,121

(a)	See each Fund’s Schedule of Investments for sector or country classifications.
B.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions

12

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.
C.
Distributions to Shareholders. The Sustainable Fund usually declares and pays dividends from net investment income annually. The Core Fund usually declares and pays dividends from net investment income quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (“equalization”).

The Sustainable Fund’s tax character of distributions paid during the six months ended December 31, 2025, and the fiscal year ended June 30, 2025, were as follows:

	Six Months Ended December 31, 2025			Year Ended June 30, 2025
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Sustainable Fund	$1,213,741	$1,474,928	$2,688,669	$712,578	$805,100	$1,517,678

Effective January 31, 2025, the Core Fund changed its tax year from June 30 to January 31. The Core Fund’s tax character of distributions paid during the tax periods ended January 31, 2025, and June 30, 2024, were as follows:

	Period Ended January 31, 2025			Year Ended June 30, 2024
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Core Fund	$8,158,520	$27,153,689	$35,312,209	$15,298,909	$7,232,502	$22,531,411

At June 30, 2025, the Sustainable Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Cost of investments	$21,223,000
Gross unrealized appreciation	$10,381,247
Gross unrealized depreciation	(1,244,322)
Net unrealized appreciation/depreciation	9,136,925
Undistributed ordinary income	650,880
Undistributed long-term capital gain	625,059
Other accumulated gains (losses)	5,706
Total distributable earnings (accumulated losses)	$10,418,570

At June 30, 2025, the Core Fund’s cost and unrealized appreciation/depreciation on investments on a tax basis were as follows:

Cost of investments	$53,161,361
Gross unrealized appreciation	$36,206,699
Gross unrealized depreciation	(4,365,450)
Net unrealized appreciation/depreciation	$31,841,249

13

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
At January 31, 2025, the Core Fund’s tax year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$294,980
Other accumulated gains (losses)	12,962,217
Unrealized appreciation/depreciation on investments	37,983,051
Total distributable earnings (accumulated losses)	$51,240,248

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gains (losses) include unrealized appreciation/
depreciation on foreign currency transactions and capital loss carryforwards.
During the fiscal year ended June 30, 2025, the Sustainable Fund utilized a short-term capital loss carryforward of $266,306.
D.
Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.
Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.
E.
Indemnifications. Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

F.
Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations.

14

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.
Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share.
For the tax year ended January 31, 2025, the Core Fund made the following reclassifications among tax components:

Paid in capital	$27,930,959
Total distributable earnings (accumulated losses)	(27,930,959)

The permanent differences primarily relate to the use of tax equalization.
For the fiscal year ended June 30, 2025, the Sustainable Fund had no required reclassifications among tax components.
3. INVESTMENT ADVISER AND RELATED PARTIES
Each of the Funds has entered into an agreement with MIPNA, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. MIPNA is a subsidiary of Magellan Financial Group Limited and is an affiliate of Magellan Investment Partners. Charles S. Thompson II, the President and a director of the Company, is a control person of MIPNA. Benjamin D. Jones, an officer of the Company, is also a control person of MIPNA.
Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense cap/reimbursement agreement, the Adviser has agreed to waive its management fees and/or reimburse each Fund’s operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of advisory fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board.

15

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)

Frontier Fund	Annual Advisory Fees	Expense Limitation
Sustainable Fund - Institutional Class	0.80%	0.80%
Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund’s expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.
The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2026	2027	2028	2029	Total
Sustainable Fund	$110,398	$300,584	$383,298	$196,424	$990,704
Core Fund	273,960	618,334	636,864	277,597	1,806,755

MIPNA has entered into a subadvisory agreement under which Magellan Investment Partners serves as the subadviser to the Sustainable and Core Funds, and subject to MIPNA’s supervision, manages each Fund’s portfolio assets. Under the agreement, for each Fund subadvised by Magellan Investment Partners, Magellan Investment Partners is paid the net advisory fee received by MIPNA after giving effect to any fee waiver or reimbursement by MIPNA pursuant to the expense cap/reimbursement agreement discussed above, less an annual flat fee retained by MIPNA; provided however, if the net advisory fee is less than such flat fee, MIPNA shall retain the entire net advisory fee and no subadvisory fee will be payable to Magellan Investment Partners.
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of December 31, 2025, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. An affiliate of the Adviser and Subadviser owns a controlling interest in the Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.
4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2025, are summarized below:

	Sustainable Fund	Core Fund
Purchases	$8,380,947	$64,993,444
Sales	9,835,891	9,543,336

There were no purchases or sales of U.S. Government securities for the Funds.
5. SHAREHOLDER SERVICING FEE
The Company has adopted a shareholder servicing plan (the “Service Plan”) on behalf of the Service Class shares offered by the Funds. Pursuant to the Service Plan, the Service Class shares of the Funds pay an annual shareholder servicing fee of up to 0.15% per year to Frontegra Strategies, LLC, the Funds’ Distributor, for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services. The Distributor is a subsidiary of Magellan Financial Group Limited and is an affiliate of MIPNA and Magellan Investment Partners.

16

MFG Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
For the six months ended December 31, 2025, the Service Plan expenses were as follows:

Service Plan Expenses
Sustainable Fund - Service Class	$6,294
Core Fund - Service Class	5,674

17

MFG Funds
ADDITIONAL INFORMATION (Unaudited)
MFG Funds has adopted proxy voting policies and procedures that delegate to MIPNA the authority to vote proxies. The proxy voting policies permit MIPNA to delegate its authority to vote proxies to a Fund’s subadviser. A description of the MFG Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.mfg-funds.com or by calling the Funds toll free at 1-888-825-2100.
The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge (1) by calling the Funds toll free at 1-888-825-2100, (2) on the Funds’ website at www.mfg-funds.com, or (3) by accessing the SEC’s website at http://www.sec.gov.
Disclosure of each Fund’s complete schedule of portfolio holdings is required to be made quarterly on the Funds’ website, www.mfg-funds.com, and on Form N-PORT and Form N-CSR, as applicable. These regulatory filings are available, free of charge on the EDGAR database on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

18

(b)       Financial Highlights are included within the financial statements filed under Item 7(a) of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statements of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable.

(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFG Funds, Inc.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	3/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	3/3/2026

By:	/s/ Robert Lance Baker
Robert Lance Baker, Treasurer (Principal Financial Officer)

Date:	3/4/2026